Risk management - Spain Real Estate Business Concentration Information (Details) - Spain € in Millions	Jun. 30, 2018 EUR (€)
Construction and property development loans
Distribution of portfolio
Financial assets	€ 4,834
Construction and property development loans | Gross carrying amount
Distribution of portfolio
Financial assets	5,752
Construction and property development loans | Gross carrying amount | Without collateral
Distribution of portfolio
Financial assets	475
Construction and property development loans | Gross carrying amount | With property collateral
Distribution of portfolio
Financial assets	5,277
Completed buildings loans | Gross carrying amount | With property collateral
Distribution of portfolio
Financial assets	3,260
Completed buildings loans | Gross carrying amount | Residential Property Collateral [Member]
Distribution of portfolio
Financial assets	1,508
Completed buildings loans | Gross carrying amount | Non-residential Property Collateral [Member]
Distribution of portfolio
Financial assets	1,752
Buildings under construction loans | Gross carrying amount | With property collateral
Distribution of portfolio
Financial assets	1,108
Buildings under construction loans | Gross carrying amount | Residential Property Collateral [Member]
Distribution of portfolio
Financial assets	738
Buildings under construction loans | Gross carrying amount | Non-residential Property Collateral [Member]
Distribution of portfolio
Financial assets	370
Land loans | Gross carrying amount | With property collateral
Distribution of portfolio
Financial assets	909
Land loans | Gross carrying amount | Developed Land Collateral [Member]
Distribution of portfolio
Financial assets	605
Land loans | Gross carrying amount | Undeveloped Land Collateral [Member]
Distribution of portfolio
Financial assets	€ 304